COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Future minimum consolidated lease payments for Concierge and its subsidiaries	Future minimum consolidated lease payments for Concierge and its subsidiaries are as follows:
COMMITMENTS AND CONTINGENCIES
Year Ended June 30,	Operating Lease	Finance Lease
2022	$374,667	$10,747
2023	737,420	21,495
2024	479,871	21,495
2025	180,910	21,495
2026	166,677	21,495
Thereafter	69,449	116,427
Total minimum lease payments	2,008,994	213,154
Less: present value discount	(233,971)	(63,868)
Total lease liabilities	$1,775,023	$149,286

Year Ended June 30,	Lease Amount
2022	$564,162
2023	486,375
2024	228,505
Total minimum lease payments	1,279,042
Less: Present value discount	(158,411)
Total operating lease liabilities	$1,120,631

Future minimum consolidated lease payments for Concierge and its subsidiaries		Future minimum consolidated lease payments for Concierge and its subsidiaries are as follows: